Share-based payments (Details)	Jul. 14, 2021 USD ($) $ / shares	Jul. 14, 2021 USD ($) $ / shares	May 14, 2021 USD ($) $ / shares	May 14, 2021 USD ($) $ / shares	Feb. 23, 2021 USD ($) $ / shares	Feb. 23, 2021 USD ($) $ / shares	Nov. 24, 2020 USD ($) $ / shares	Nov. 24, 2020 USD ($) $ / shares	Oct. 23, 2020 USD ($) $ / shares	Oct. 23, 2020 USD ($) $ / shares	May 27, 2020 USD ($) $ / shares	May 27, 2020 USD ($) $ / shares	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | $													1,659,121	516,216
Exercise Price 2.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares												$ 2.78
Number of options outstanding | $											162,162	162,162
Weighted average grant date fair value | $ / shares											$ 2.59
Weighted average remaining contractual life (years)											3 years 9 months	3 years 9 months
Exercisable options | $											162,162	162,162
Exercise Price 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares												$ 3.70
Number of options outstanding | $											348,649	348,649
Weighted average grant date fair value | $ / shares											$ 2.42
Weighted average remaining contractual life (years)											3 years 9 months	3 years 9 months
Exercisable options | $											312,416	312,416
Exercise Price 3.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares										$ 3.70
Number of options outstanding | $									10,810	10,810
Weighted average grant date fair value | $ / shares									$ 2.69
Weighted average remaining contractual life (years)									4 years	4 years
Exercisable options | $									6,756	6,756
Exercise Price 16.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares								$ 16.29
Number of options outstanding | $							440,000	440,000
Weighted average grant date fair value | $ / shares							$ 9.33
Weighted average remaining contractual life (years)							9 years 3 months	9 years 3 months
Exercisable options | $							330,000	330,000
Exercise Price 15.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares						$ 15.75
Number of options outstanding | $					190,000	190,000
Weighted average grant date fair value | $ / shares					$ 11.28
Weighted average remaining contractual life (years)					4 years 6 months	4 years 6 months
Exercise Price 8.98
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares				$ 8.98
Number of options outstanding | $			500,000	500,000
Weighted average grant date fair value | $ / shares			$ 6.91
Weighted average remaining contractual life (years)			4 years 9 months	4 years 9 months
Exercisable options | $			125,000	125,000
Exercise Price 9.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares		$ 9.25
Number of options outstanding | $	7,500	7,500
Weighted average grant date fair value | $ / shares	$ 6.85
Weighted average remaining contractual life (years)	10 years	10 years
Exercisable options | $	7,500	7,500